INTANGIBLE ASSETS - Changes in intangible assets by type (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
Balance at beginning of the year	R$ 509,760	R$ 622,578	R$ 673,262
Foreign exchange effect	(18,839)	30,889	127,770
Acquisition	189,382	166,310	154,250
Amortization	(265,144)	(310,017)	(332,704)
Balance at end of the year	415,159	509,760	622,578
Supplier relationships
INTANGIBLE ASSETS
Balance at beginning of the year	12,723	16,778	21,415
Amortization	(3,522)	(4,055)	(4,637)
Balance at end of the year	9,201	12,723	16,778
Software development
INTANGIBLE ASSETS
Balance at beginning of the year	380,114	373,869	364,812
Foreign exchange effect	(8,943)	17,609	42,890
Acquisition	189,382	166,310	154,250
Amortization	(154,595)	(177,674)	(188,083)
Balance at end of the year	405,958	380,114	373,869
Customers contracts and relationships
INTANGIBLE ASSETS
Balance at beginning of the year	116,923	230,704	283,423
Foreign exchange effect	(9,896)	13,247	83,806
Amortization	R$ (107,027)	(127,028)	(136,525)
Balance at end of the year		116,923	230,704
Other intangible assets
INTANGIBLE ASSETS
Balance at beginning of the year		1,227	3,612
Foreign exchange effect		33	1,074
Amortization		R$ (1,260)	(3,459)
Balance at end of the year			R$ 1,227
Minimum | Supplier relationships
INTANGIBLE ASSETS
Estimated useful lives	5 years
Minimum | Customers contracts and relationships
INTANGIBLE ASSETS
Estimated useful lives	5 years
Maximum | Supplier relationships
INTANGIBLE ASSETS
Estimated useful lives	20 years
Maximum | Software development
INTANGIBLE ASSETS
Estimated useful lives	7 years
Maximum | Customers contracts and relationships
INTANGIBLE ASSETS
Estimated useful lives	20 years